UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ];       Amendment Number: ___
	This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Exis Capital Management, Inc.
Address:	270 Lafayette Street
		Suite 1101
		New York, New York  10012

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adam Sender
Title:  CEO
Phone:  (212) 893-7400

Signature, Place, and Date of Signing:


/s/ Adam Sender         New York, New York	2/16/2010
[Signature]             [City, State]		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total: 89


Form 13F Information Table Value Total:	$ 120,926



List of Other Included Managers:

Provide a numbered lit of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE








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	FORM 13F INFORMATION TABLE



			TITLE OF	   VALUE		SHARES			      OTHER	VOTING AUTHORITY
NAME OF ISSUER 		CLASS	CUSIP	   (X$1000)	SHARES	PRN/PUT/CALL  INVSTMTDISCRTN  MANAGERS  SOLE/SHARED/NONE
--------------		-------	-----	   --------	------	------------  --------------  --------  ----------------
ARIAD PHARMACEUTICALS	COM	04033A100   14		250	CALL		SOLE			250
ARIAD PHARMACEUTICALS	COM	04033A100   43		552	CALL		SOLE			552
AEROPOSTALE INC		COM	007865108   517		15,187	SH		SOLE			15,187
AFFILIATED MANAGERS 	COM	008252108   236		3,500	SH		SOLE			3,500
AKAMAI TECHNOLOGIES INC	COM	00971T101   101		4,000	SH		SOLE			4,000
AMAZON.COM INC		COM	023135106   101		750	SH		SOLE			750
AMER AXLE & MANUFACTNG	COM	024061103   1,604	200,000	SH		SOLE			200,000
AMER EAGLE OUTFITTERS	COM	02553E106   1,528	90,000	SH		SOLE			90,000
ANTARES PHARMA INC	COM	036642106   3,585	3145000	SH		SOLE			3,145,000
APPLE INC		COM	037833100   495		2,350	SH		SOLE			2,350
ARIAD PHARMACEUTICALS 	COM	04033A100   57		25000	SH		SOLE			25000
ARTHROCARE CORP		COM	043136100   1,185	50000	SH		SOLE			50000
ASHLAND INC		COM	044209104   396		10,000	SH		SOLE			10,000
BB&T CORP		COM	054937107   3,171	125,000	SH		SOLE			25,000
BIOFORM MEDICAL INC	COM	09065G107   1,020	300,000	SH		SOLE			300,000
BOSTON SCIENTIFIC CORP	COM	101137107   3,465	385,000	SH		SOLE			385,000
BROCADE COMMUNICATIONS 	COM	111621306   76		10,000	SH		SOLE			10,000
CADENCE DESIGN SYSTEMS 	COM	127387108   120		20,000	SH		SOLE			20,000
CEPHALON INC		COM	156708109   62		1000	SH		SOLE			1000
CEQUENCE ENERGY 	COM	40418H104   195		250	CALL		SOLE			250
CHILDRENS PLACE RETAIL 	COM	168905107   1,310	39,700	SH		SOLE			39,700
COSAN LTD		COM	G25343107   3,915	450,000	SH		SOLE			450,000
DIGIRAD CORP		COM	253827109   2,338	1113400	SH		SOLE			1,113,400
DRESS BARN INC		COM	261570105   1,039	45,000	SH		SOLE			45,000
ELECTRONIC ARTS INC	COM	285512109   754		42,500	SH		SOLE			42,500
EMGOLD MINING CORP	COM	290928308   73		220,000	SH		SOLE			220,000
ENSCO INTERNATIONAL PLC	ADR	29358Q109   899		22,500	SH		SOLE			22,500
FOOT LOCKER INC		COM	344849104   334		30,000	SH		SOLE			30,000
FREEPORT-MCMORAN COPPR 	COM	35671D857   401		5,000	SH		SOLE			5,000
GAP INC			COM	364760108   419		20,000	SH		SOLE			20,000
GENERAL CABLE CORP	COM	369300108   2,942	100,000	SH		SOLE			100,000
GENTIUM SPA		ADR	37250B104   135		60,000	SH		SOLE			60,000
GEORGIA GULF CORP	COM	373200302   8,297	477,396	SH		SOLE			477,396
GOLDMAN SACHS GROUP 	COM	38141G104   169		1000	SH		SOLE			1000
GRANITE CONSTRUCTION 	COM	387328107   842		25,000	SH		SOLE			25,000
GYMBOREE CORP		COM	403777105   1,171	26,900	SH		SOLE			26,900
HOME BANCSHARES 	COM	436893200   120		5000	SH		SOLE			5000
HUNTINGTON BANCSHARES 	COM	446150104   913		250,000	SH		SOLE			250,000
INTERMUNE INC.		COM	45884X103   13		1000	SH		SOLE			1000
INTERMUNE INC.		COM	45884X103   115		280	CALL		SOLE			280
INTERMUNE INC.		COM	45884X103   32		100	CALL		SOLE			100
INTERMUNE INC.		COM	45884X104   28		70	CALL		SOLE			70
INTERMUNE INC.		COM	45884X105   28		60	CALL		SOLE			60
INTEROIL CORP		COM	460951106   11,867	154,500	SH		SOLE			154,500
INTEROIL CORP		COM	460951106   6,725	2,500	CALL		SOLE			2,500
INTEROIL CORP		COM	460951106   825		1,000	CALL		SOLE			1,000
INTEROIL CORP		COM	460951106   152		600	CALL		SOLE			600
INTEROIL CORP		COM	460951106   986		450	CALL		SOLE			450
ION GEOPHYSICAL CORP	COM	462044108   59		10,000	SH		SOLE			10,000
J CREW GROUP INC	COM	46612H402   1,566	35,000	SH		SOLE			35,000
JPMORGAN CHASE & CO	COM	46625H100   1,667	40,000	SH		SOLE			40,000
JOHNSON & JOHNSON	COM	478160104   322		5,000	SH		SOLE			5000
KOHL'S CORP		COM	500255104   1,618	30,000	SH		SOLE			30,000
LAZARD LTD		COM	G54050102   133		3,500	SH		SOLE			3,500
LEAR CORP		COM	521865204   676		10,000	SH		SOLE			10,000
LUBRIZOL CORP		COM	549271104   6,930	95,000	SH		SOLE			95,000
M&T BANK CORP		COM	55261F104   201		3000	SH		SOLE			3000
MKET VECTORS GOLD MINERSETP	57060U100   1,848	40,000	SH		SOLE			40,000
MKET VECTORS JR GOLD	PETO	57060U589   1,544	60,000	SH		SOLE			60,000
MARVELL TECHNOLOGY GRP	COM	G5876H105   83		4,000	SH		SOLE			4,000
MCMORAN EXPLORATION CO	COM	582411904   1		500	CALL		SOLE			500
MICRON TECHNOLOGY INC	COM	595112103   106		10,000	SH		SOLE			10,000
MOODYS CORP		COM	591145107   25		550	PUT		SOLE			550
MORGAN STANLEY		COM	617446448   118		4,000	SH		SOLE			4,000
NETFLIX INC		COM	64110L106   55		1,000	SH		SOLE			1,000
NORDSTROM INC		COM	655664100   1,631	43,391	SH		SOLE			43,391
ODYSSEY MARINE EXPLOR	COM	676118102   705		500,000	SH		SOLE			500,000
PNC FINANCIAL SERVICES	COM	693475105   211		4,000	SH		SOLE			4,000
POLYCOM INC		COM	73172K104   94		3,750	SH		SOLE			3,750
POWERSHARES DB AGRI FUN	COM	73936B408   7,668	290,000	SH		SOLE			290,000
PRICELINE.COM INC	COM	741503403   218		1,000	SH		SOLE			1,000
PROGENICS PHARMACEUT	COM	743187106   377		85000	SH		SOLE			85000
QUIKSILVER INC		COM	74838C106   586		290,000	SH		SOLE			290,000
RURAL/METRO CORP	COM	781748108   990		165,000	SH		SOLE			165,000
SAKS INC		COM	79377W108   394		60,000	SH		SOLE			60,000
CHARLES SCHWAB CORP	COM	808513105   235		12500	SH		SOLE			12500
SPDR GOLD TRUST		COM	78463V907   8		500	CALL		SOLE			500
SPDR (HLTH CARE SECTOR)	ETP	81369Y209   5,593	180,000	SH		SOLE			180,000
SUNTRUST BANKS INC	COM	867914103   3,246	160,000	SH		SOLE			160,000
ROGERS			ETP	870297603   3,375	425,000	SH		SOLE			425,000
TENNECO INC		COM	880349105   355		20,000	SH		SOLE			20,000
TEREX CORP		COM	880779103   1,387	70,000	SH		SOLE			70,000
TIFFANY & CO		COM	886547108   1,352	31,450	SH		SOLE			31,450
VISTAPRINT NV		COM	N93540107   312		5,500	SH		SOLE			5,500
WELLS FARGO & CO	COM	949746101   405		15000	SH		SOLE			15000
WYNN RESORTS LTD	COM	983134107   1,165	20,000	SH		SOLE			20,000
XOMA LTD		COM	G9825R107   3,511	5025000	SH		SOLE			5,025,000
ZIONS BANCORPORATION	COM	989701107   1,411	110,000	SH		SOLE			110,000
ZIOPHARM ONCOLOGY INC	COM	98973P101   3,932	1328400	SH		SOLE			1,328,400
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